Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Nature Of Operations
Nature of Operations

Nature of Operations

The Company’s principal business activity involves acquiring raw land and developed lots for the purpose of building and selling single family and multi-family dwellings in Washington, California, Texas and Florida. It utilizes its heavy equipment resources to develop an inventory of finished lots and provide development infrastructure construction, on a contract basis, for other home builders. Single family construction and infrastructure construction contracts vary but are typically less than one year.

On August 1, 2019, the Company changed its name from Harbor Custom Homes, Inc. to Harbor Custom Development, Inc.

The Company became an effective filer with the Securities and Exchange Commission SEC and started trading on The Nasdaq Stock Market LLC (“Nasdaq”) on August 28, 2020.

Nature of Operations

Our principal business activity involves acquiring raw land and developed lots for the purpose of building and selling single family and multi-family dwellings in the Puget Sound region of Washington State, California, and Texas. We utilize our heavy equipment resources to develop an inventory finished building lots and provide development infrastructure construction, on a contract basis, for other home builders. Single family construction and infrastructure construction contracts vary but are typically less than one year.

On August 1, 2019, the Company changed its name from Harbor Custom Homes, Inc. to Harbor Custom Development, Inc.

The Company became an effective filer with the SEC and started trading on the NASDAQ on August 31, 2020.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

Names	Dates of Formation	Attributable Interest
		June 30,	December 31,
		2021	2020
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Materials, LLC*	July 5, 2018	N/A	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%
Pacific Ridge CMS, LLC	May 24, 2021	100%	N/A
Tanglewilde, LLC	June 25, 2021	100%	N/A

*	Harbor Materials, LLC was voluntarily dissolved with the State of Washington as of January 29, 2021.

All intercompany transactions and balances have been eliminated in consolidation.

As of June 30, 2021 and December 31, 2020, the aggregate non-controlling interest was $(1,291,600) and $(1,289,900).

Principles of Consolidation

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

Names	Dates of Formation	Attributable Interest
		2020	2019
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Excavation, LLC*	July 3, 2017	N/A	N/A
Harbor Materials, LLC**	July 5, 2018	100%	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%

*	Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.

**	Harbor Material, LLC was voluntarily dissolved with the State of Washington as of January 29, 2020.

All intercompany transactions and balances have been eliminated in consolidation.

As of December 31, 2020, and December 31, 2019, the aggregate non-controlling interest was $(1,289,900) and $(1,060,600).